Share-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based compensation

Note 13 – Share-based compensation

During the three months ended March 31, 2024 and March 31, 2023, the Company recognized $0.5 million and $0.9 million, respectively, of share-based compensation expense.

On November 11, 2019, the Company received shareholder approval for the Amended and Restated 2019 Incentive Award Plan (the “Amended 2019 Plan”). The Amended 2019 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stock or cash-based awards or a dividend equivalent award. The Amended 2019 Plan authorized the issuance of 24,621 shares of common stock which was increased to 34,091 after the Halo acquisition; the Amended 2019 Plan also provides for an annual increase on the first day of each calendar year beginning on January 1, 2020 and ending on and including January 1, 2029, equal to the lesser of (A) 10% of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of common stock as determined by the Board; provided, however, not more than 204,546 shares of common stock shall be authorized for issuance. The authorized shares for issuance was increased to 61,364 on January 1, 2021, increased to 127,606 on January 1, 2022 and again increased to 194,493 on January 1, 2023.

Stock options

The following table provides detail of the options granted and outstanding (dollars in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2023	54	$5.03	5.7	$—
Granted	—	—
Forfeited/Expired	(3)	$6.78
Options outstanding as of March 31, 2024	51	$4.95	5.7	$—

Options exercisable as of March 31, 2024	45	$5.42	5.4	$—

Options granted under the Amended 2019 Plan vest over a period of two to three years. All vested options are exercisable and may be exercised through the ten-year anniversary of the grant date (or such earlier date described in the applicable award agreement).

During the three months ended March 31, 2024 and March 31, 2023, $0.1 million and $0.3 million, respectively, of share-based compensation expense was recognized related to options issued. As of March 31, 2024, unrecognized share-based compensation related to options was $0.1 million, which is expected to be recognized over a weighted average period of 0.4 years.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model, using the following assumptions primarily based on historical data:

Three Months Ended March 31,
	2024	2023
Risk-free interest rate	0.33 - 4.02%	0.33 - 4.02%
Expected volatility (1)	0.0% - 72.5%	0.0% - 72.5%
Expected dividend yield	—%	—%
Expected life (years) (2)	0 - 7.6	0 - 7.6

(1)	Expected volatility was determined using a combination of historical volatility and implied volatility.
(2)	For certain options, the simplified method is utilized to determine the expected life due to the lack of historical data.

Restricted Stock Awards

In January 2023, the Company granted 20,292 shares of restricted common stock to members of its board of directors under the Amended 2019 Plan as compensation for annual board service. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of $0.5 million upon issuance.

In January 2023, the Company granted 4,545 shares of restricted common stock to certain executives and employees under the Amended 2019 Plan as performance bonus compensation totaling $0.1 million. These restricted stock awards were issued on the grant date with a one year cliff vesting condition and the Company will recognize the expense over the vesting period.

During the first quarter of 2023, the Company granted 409 shares of restricted common stock to a member of its board of directors for service as interim CEO. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of less than $0.1 million upon issuance.

During the second quarter of 2023, the Company granted 909 shares of restricted common stock to certain executives and employees under the Amended 2019 Plan as performance bonus compensation totaling less than $0.1 million. These restricted stock awards were issued on the grant date with a one year cliff vesting condition and the Company will recognize the expense over the vesting period.

During the third quarter of 2023, the Company granted 34,090 shares of restricted common stock to two members of its board of directors. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of less than $0.3 million upon issuance.

In February 2024, the Company granted 42,088 shares of restricted common stock to members of its Board of Directors as part of their equity compensation pursuant to the Amended and Restated 2019 Incentive Award Plan. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of $0.4 million upon issuance.

Note 12 – Share-based compensation

During the year ended December 31, 2023 and December 31, 2022, the Company recognized $1.8 million and $3.0 million, respectively, of share-based compensation expense.

On November 11, 2019, the Company received shareholder approval for the Amended and Restated 2019 Incentive Award Plan (the “Amended 2019 Plan”). The Amended 2019 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stock or cash-based awards or a dividend equivalent award. The Amended 2019 Plan authorized the issuance of 24,621 shares of common stock which was increased to 34,091 after the Halo acquisition; the Amended 2019 Plan also provides for an annual increase on the first day of each calendar year beginning on January 1, 2020 and ending on and including January 1, 2029, equal to the lesser of (A) 10% of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of common stock as determined by the Board; provided, however, not more than 204,546 shares of common stock shall be authorized for issuance. The authorized shares for issuance was increased to 61,364 on January 1, 2021, increased to 127,606 on January 1, 2022 and again increased to 194,493 on January 1, 2023.

Stock options

The following table provides detail of the options granted and outstanding (dollars in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2021	61	$6.10	8.5	$—
Granted	14	$2.24
Forfeited/Expired	(5)	$5.26
Options outstanding as of December 31, 2022	70	$5.39	7.2	$—

Options exercisable as of December 31, 2022	49	$5.84	6.5	$—
Fully vested options as of December 31, 2022	49	$5.84	6.5	$—
Options expected to vest as of December 31, 2022	21	$4.32	8.8	$—

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2022	70	$5.39	7.2	$—
Granted	5	0.35
Forfeited/Expired	(21)	5.19
Options outstanding as of December 31, 2023	54	$5.03	5.7	$—

Options exercisable as of December 31, 2023	46	$5.54	5.2	$—
Fully vested options as of December 31, 2023	46	$5.54	5.2	$—
Options expected to vest as of December 31, 2023	8	$1.74	8.9	$—

Options granted under the Amended 2019 Plan vest over a period of two to three years. All vested options are exercisable and may be exercised through the ten-year anniversary of the grant date (or such earlier date described in the applicable award agreement).

During the years ended December 31, 2023 and 2022, $1.0 million and $2.4 million, respectively, of share-based compensation expense was recognized related to options issued. As of December 31, 2023, unrecognized share-based compensation related to options was $0.2 million, which is expected to be recognized over a weighted average period of 0.4 years.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model, using the following assumptions primarily based on historical data:

Years Ended December 31,
	2023	2022
Risk-free interest rate	0.33 - 4.02%	1.70 - 4.02%
Expected volatility (1)	0.0% - 72.5%	65.0% - 72.5%
Expected dividend yield	—%	—%
Expected life (years) (2)	0 - 7.6	6.0 - 6.5

(1)	Expected volatility was determined using a combination of historical volatility and implied volatility.
(2)	For certain options, the simplified method is utilized to determine the expected life due to the lack of historical data.

Restricted Stock Awards

In February 2022, the Company granted 4,962 shares of restricted common stock to members of its board of directors under the Amended 2019 Plan as compensation for annual board service. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of $0.5 million upon issuance.

During the fourth quarter of 2022, the Company granted 1,489 shares of restricted common stock to a member of its board of directors for service as interim CEO. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of less than $0.1 million upon issuance.

In January 2023, the Company granted 20,292 shares of restricted common stock to members of its board of directors under the Amended 2019 Plan as compensation for annual board service. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of $0.5 million upon issuance.

In January 2023, the Company granted 4,545 shares of restricted common stock to certain executives and employees under the Amended 2019 Plan as performance bonus compensation totaling $0.1 million. These restricted stock awards were issued on the grant date with a one year cliff vesting condition and the Company will recognize the expense over the vesting period.

During the first quarter of 2023, the Company granted 409 shares of restricted common stock to a member of its board of directors for service as interim CEO. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of less than $0.1 million upon issuance.

During the second quarter of 2023, the Company granted 909 shares of restricted common stock to certain executives and employees under the Amended 2019 Plan as performance bonus compensation totaling less than $0.1 million. These restricted stock awards were issued on the grant date with a one year cliff vesting condition and the Company will recognize the expense over the vesting period.

During the third quarter of 2023, the Company granted 34,090 shares of restricted common stock to two members of its board of directors. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of less than $0.3 million upon issuance.